Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 3,949	$ 1,395
Less: Dividends declared on preference shares	(3)	(2)
Earnings used in consolidated earnings per share	3,946	1,393
Less: Earnings from discontinued operations, net of tax	(3,859)	(822)
Remove: Non-controlling interests from discontinued operations	90	64
Earnings used in earnings per share from continuing operations	$ 177	$ 635